Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Recent Accounting Pronouncements

4	Recent accounting pronouncements

Impact of adoption of significant new IFRS standards in 2019

The following new IFRS standards have been adopted by the Company effective January 1, 2019:

A) IFRS 16, Leases

The Company has adopted IFRS 16 on a modified retrospective basis from January 1, 2019 with no restatement of comparatives, as permitted under the specific transitional provisions in the standard.

(i) Adjustments recognized on adoption of IFRS 16

Lease liabilities

The Company has operating leases for building, cars and equipment leases at its location in Frankfurt. Upon adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. Under IFRS 16, these liabilities were measured at the present value of the remaining lease payments excluding renewal options as they are not expected to be exercised, discounted using the Company’s incremental borrowing rate as of January 1, 2019. The Company’s incremental annual borrowing rate applied to the lease liabilities on January 1, 2019 were:

●	Building lease 5.5%
●	Car leases ranging from 4.84% to 5.32%
●	Equipment leases 3.88%

The weighted average incremental borrowing rate applied to lease liabilities recognized in the statement of financial position at January 1, 2019 was 5.45%.

2019

Operating lease commitments disclosed as at December 31, 2018	1,620

Discounted using the lessee’s incremental borrowing rate of at the date of initial application:

Lease liability recognized as at January 1, 2019	1,522
Current lease liabilities	629
Non-current lease liabilities	893

During the nine-month period ended September 30, 2019
Interest paid as charged to comprehensive profit and loss as other finance income	53
Payment against lease liabilities	462
Foreign exchange	31

Lease liability recognized as at September 30, 2019	1,037
Current lease liabilities	629
Non-current lease liabilities	408

The Company’s lease liabilities come due, as at September 30, 2019, as follows:

$
Less than 1 year	629
1 - 3 years	403
4 - 5 years	5
More than 5 years	—
Total	1,037

Right of use assets

The Company’s related right of use assets were measured at the amount equal to the lease liability at the date of initial application. Only the building right of use asset was further adjusted by the application of $663 in related onerous lease provision to the value at inception.

	Building	Cars and equipment	Total
	$	$	$
Cost
At January 1, 2019	735	124	859
Additions	45	32	77
Disposals	(7)	(43)	(50)
Impact of foreign exchange rate changes	(35)	(10)	(45)
At September 30, 2019	738	103	841

	Building	Cars and equipment	Total
	$	$	$
Accumulated Amortization
At January 1, 2019	—	—	—
Disposals	(2)	(12)	(14)
Depreciation	136	40	176
Impairment	276	—	276
Impact of foreign exchange rate changes	(14)	(1)	(15)
At September 30, 2019	396	27	423

	Building	Cars and equipment	Total
	$	$	$
Carrying amount
At September 30, 2019	342	76	418

During the three-month period ended March 31, 2019, management continued its search for a sub-lessee. However, there were delays which led to a reassessment of its onerous lease provision as the Company has determined that its plan to exit its building lease, in full, as at December 31, 2019 was not probable. As such, the Company recognized an impairment of its right of use building asset of $337 in the statement of comprehensive income and loss during the first quarter of 2019. In light of the June 2019 restructuring of the German operations (note 8), management recognized an additional impairment of $64 as office and lab space will become vacant or underutilized. During the third quarter of 2019, a new sub-lessee signed a 6-month lease for certain lab and office space. As such, management reduced the impairment of its building right of use asset by $125.

Overall impact from adoption

The change in accounting policy affected the following items in the balance sheet on January 1, 2019:

●	Right of use assets - increase by $859
●	Provision of onerous lease contracts - decrease by $663
●	Lease liabilities - increase by $1,522

Income (loss) per share for the three and nine months to September 30, 2019 was not affected as a result of the adoption of IFRS 16.

(ii) Practical expedients applied

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

●	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics
●	reliance on previous assessments on whether leases are onerous
●	the exclusion of initial direct costs for the measurement of the right of use asset at the date of initial application; and
●	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Company has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

(iii) The Company’s leasing activities and how these are accounted for

The Company leases various office and lab premises (building), cars and equipment. The building lease was originally for 10 years with one five-year extension, such extension is ending on April 30, 2021. Car lease contracts are typically made for fixed periods of three to four years while the equipment lease is for five years ending April 30, 2020. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. and the lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

Until the 2018 financial year, leases of property, plant and equipment were classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.

As of January 1, 2019, leases are recognized as a right of use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to comprehensive profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right of use assets are measured at cost and are depreciated over the shorter of the assets’ useful life and the lease terms on a straight-line basis, less any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of its fixed payments (including in-substance fixed payments), less any lease incentives receivable

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right of use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs;
●	onerous lease provisions as previously determined (note 8); and
●	any restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the statement of comprehensive profit or loss.

B) IFRIC 23, “Uncertainty over Income Tax Treatment” (“IFRIC 23”)

In June 2017, IFRIC 23, was issued and it provides guidance on how to value uncertain income tax positions based on the probability of whether the relevant tax authorities will accept the company’s tax treatments. A company is to assume that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019. The adoption of this interpretation did not have a significant impact on the Company’s condensed interim consolidated financial statements.

C) Amendments in Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)

In June 2015, the IASB published ED/2015/5 Remeasurement on a Plan Amendment, Curtailment or Settlement/Availability of a Refund from a Defined Benefit Plan (Proposed amendments to IAS 19 and IFRIC 14) combining two issues submitted separately to the IFRS Interpretations Committee into a single package of narrow-scope amendments to IAS 19 Employee Benefits and IFRIC 14 IAS 19 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction. However, in April 2017 the IASB decided to pursue the amendments to IAS 19 and in

September 2017 confirmed it would do so despite putting off the amendments to IFRIC 14. The amendments in Plan Amendment, Curtailment or Settlement (Amendments to IAS 19) are: (i) if a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement and (ii) amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. An entity applies the amendments to plan amendments, curtailments or settlements occurring on or after the beginning of the first annual reporting period that begins on or after January 1, 2019. The adoption of these amendments did not have a significant impact on the Company’s condensed interim consolidated financial statements.